INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
Investments [Abstract]
Amortized Cost and Estimated Fair Value of Investment Securities

The amortized costs and fair value of investment securities at December 31 are summarized as follows (in thousands):

	2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
AVAILABLE FOR SALE
U.S. government agencies	$7,716	$219	$-	$7,935
Mortgage-backed securities of government-sponsored entities	25,342	602	(60)	25,884
Collateralized mortgage obligations of government-sponsored entities	6,086	18	(38)	6,066
Obligations of states and political subdivisions:
Taxable	1,434	171	-	1,605
Tax-exempt	34,160	1,587	(30)	35,717
Corporate securities	5,045	302	-	5,347
Commercial paper	7,648	-	-	7,648
Total debt securities	87,431	2,899	(128)	90,202

Equity securities of financial institutions	455	115	(25)	545

Total	$87,886	$3,014	$(153)	$90,747

	2011

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
AVAILABLE FOR SALE
U.S. government agencies	$10,999	$195	$(3)	$11,191
Mortgage-backed securities of government-sponsored entities	28,119	499	(40)	28,578
Collateralized mortgage obligations of government-sponsored entities	5,233	7	(65)	5,175
Obligations of states and political subdivisions:
Taxable	1,440	142	-	1,582
Tax-exempt	31,085	1,425	(2)	32,508
Corporate securities	3,686	400	(4)	4,082
Commercial paper	11,998	-	-	11,998
Total debt securities	92,560	2,668	(114)	95,114

Equity securities of financial institutions	489	62	(46)	505

Total	$93,049	$2,730	$(160)	$95,619

Fair Value and Gross Unrealized Losses, Aggregated by Investment Category and Length of Time that Individual Securities Have Been in Continuous Unrealized Loss Position

The following table shows the Company’s fair value and gross unrealized losses, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position, at December 31 (in thousands):

	2012
	Less than Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Mortgage-backed securities of government-sponsored entities	$6,099	$60	$-	$-	$6,099	$60
Collateralized mortgage obligations of government-sponsored entities	1,165	7	2,185	31	3,350	38
Obligations of states and political subdivisions	3,374	30	-	-	3,374	30
Total debt securities	10,638	97	2,185	31	12,823	128

Equity securities of financial institutions	69	6	68	19	137	25

Total	$10,707	$103	$2,253	$50	$12,960	$153

	2011
	Less than Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses

U.S. government agencies	$348	$2	$456	$1	$804	$3
Mortgage-backed securities of government-sponsored entities	5,678	25	1,407	15	7,085	40
Collateralized mortgage obligations of government-sponsored entities	4,685	65	-	-	4,685	65
Obligations of states and political subdivisions	-	-	300	2	300	2
Corporate securities	236	4	-	-	236	4
Total debt securities	10,947	96	2,163	18	13,110	114

Equity securities of financial institutions	106	12	96	34	202	46

Total	$11,053	$108	$2,259	$52	$13,312	$160

Amortized Cost and Fair Value of Debt Securities by Contractual Maturity

The amortized cost and estimated market values of debt securities at December 31, 2012, by contractual maturity, are shown below. Expected maturities of mortgage-backed securities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties (in thousands):

	Available for Sale
	Amortized	Fair
	Cost	Value

Due in one year or less	$21,092	$21,284
Due after one year through five years	26,169	26,777
Due after five years through ten years	25,426	26,765
Due after ten years	14,744	15,376

Total debt securities	$87,431	$90,202

Proceeds Received Gross Gains and Gross Losses Realized on Sale Call or Merger of Investment Securities

The following table is a summary of proceeds received, gross gains, and gross losses realized on the sale, call, impairment and mergers of investment securities (in thousands):

	2012	2011	2010

Proceeds	$6,619	$7,244	$5,478
Gross gains	$174	$46	$24
Gross losses	$-	$3	$6
Other than temporarily impaired expense	$5	$59	$31

Investment Securities that Were Pledgted to Secure Deposits, Short-term Borrowing

Investment securities that were pledged to secure deposits, short-term borrowings and for other purposes as required by law as of December 31 are as follows (in thousands):

	2012	2011

Amortized cost	$86,853	$81,489
Fair value	$89,580	$83,931